Offerings - Offering: 1	Oct. 17, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 25,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,453
Offering Note	Maximum Aggregate Offering Price is estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under the registration statement. There are being registered hereunder a presently indeterminate number of shares of common stock to be offered on an immediate, continuous or delayed basis. If the aggregate market value of the Registrant’s outstanding voting and non-voting common equity held by non-affiliates of the Registrant does not equal or exceed $75 million subsequent to the effective date of this registration statement, then the aggregate offering price of all of securities that the Registrant may issue pursuant to this registration statement in any 12-month period may not exceed one-third of the aggregate market value of the voting and non-voting common equity held by non-affiliates of the Registrant.